Description of Business and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business and Basis of Presentation
Description of Business and Basis of Presentation

Description of Business

CBS Outdoor Americas Inc. (the “Company”) and its subsidiaries (collectively, “we,” “us” or “our”) was formed as an indirect wholly owned subsidiary of CBS Corporation (“CBS”). We provide advertising space (“displays”) on out-of-home advertising structures and sites in the U.S., Canada and Latin America. Our portfolio includes billboard displays, which are predominantly located in densely populated major metropolitan areas and along high-traffic expressways and major commuting routes. We also have a number of exclusive multi-year contracts to operate advertising displays in municipal transit systems. We have displays in all of the 25 largest markets in the U.S. and over 180 markets across the U.S., Canada and Latin America. We manage our business through two segments - United States (“U.S.”) and International. As of March 31, 2014, we were an indirect wholly owned subsidiary of CBS.

On April 2, 2014, we completed an initial public offering (the “IPO”) of 23,000,000 shares of our common stock, including 3,000,000 shares of our common stock sold pursuant to the underwriters’ option to purchase additional shares. (See Note 2. Initial Public Offering.) As of April 2, 2014, CBS indirectly owned approximately 81% of the outstanding shares of our common stock. CBS has advised us that it currently intends to dispose of all of the shares of our common stock that it indirectly owns through a tax-free split-off (the “split-off”) in 2014, pursuant to which CBS will offer its stockholders the option to exchange their shares of CBS common stock for shares of our common stock in an exchange offer. If CBS does not proceed with the split-off, it could elect to dispose of our common stock in a number of different types of transactions, including open market sales, sales to one or more third parties or pro rata distributions of our shares to CBS’ stockholders or a combination of these transactions. All of these actions are subject to customary approvals, and there are no assurances that such transactions will be completed.

On April 16, 2014, CBS received a favorable private letter ruling from the Internal Revenue Service (“IRS”) with respect to our plan to convert to a real estate investment trust (“REIT”). After completion of the split-off, we intend to elect to be taxed as a REIT for U.S. federal income tax purposes. However, depending on how CBS elects to proceed with the split-off, we may cease to be a member of the CBS consolidated tax group prior to the effective date of the split-off. In such circumstance, we may make our REIT election effective as of the day after we cease to be a member of the CBS consolidated tax group.

On April 28, 2014, we announced that our board of directors approved a quarterly dividend of $0.37 per share. The dividend is payable on June 30, 2014, to stockholders of record of our common stock on June 9, 2014.

Basis of Presentation and Use of Estimates

The accompanying unaudited consolidated financial statements have been prepared pursuant to the rules of the Securities and Exchange Commission (the “SEC”). In the opinion of our management, the accompanying unaudited financial statements reflect all adjustments, consisting of normal and recurring adjustments, necessary for a fair statement of our financial position, results of operations and cash flows for the periods presented. Certain previously reported amounts have been reclassified to conform with the current presentation. These financial statements should be read in conjunction with the more detailed financial statements and notes thereto, included in our prospectus, filed on March 28, 2014.

The preparation of our financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. We base our estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates under different assumptions or conditions.

Our prior period financial statements were presented on a “carve-out” basis from CBS’s consolidated financial statements based on the historical results of operations, cash flows, assets and liabilities attributable to its Outdoor Americas operating segment. Management believes that the assumptions and estimates used in the preparation of the underlying consolidated financial statements are reasonable. However, the consolidated financial statements herein do not necessarily reflect what our financial position, results of operations or cash flows would have been if we had been a stand-alone company during the periods presented. As a result, historical financial information is not necessarily indicative of our future results of operations, financial position or cash flows.

DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION
Description of Business—CBS Outdoor Americas Inc. (the “Company”) was formed as an indirect wholly owned subsidiary of CBS Corporation (“CBS”). CBS completed a series of reorganization transactions resulting in the entities comprising CBS’s Outdoor Americas operating segment being consolidated under the Company. The Company provides advertising space (“displays”) on out-of-home advertising structures and sites in the United States, Canada and Latin America. The Company’s portfolio includes billboard displays, which are predominantly located in densely populated major metropolitan areas and along high-traffic expressways and major commuting routes. The Company also has a number of exclusive multiyear contracts to operate advertising displays in municipal transit systems. The Company has displays in all of the 25 largest markets in the United States and over 180 markets across the United States, Canada and Latin America. The Company manages its business through two segments—United States and International.
The Company filed a registration statement on Form S-11 with the Securities and Exchange Commission (“SEC”) with respect to an initial public offering of its common stock (the “Offering”). Upon completion of the Offering, CBS expects to indirectly own at least 80% of CBS Outdoor Americas Inc.’s outstanding common stock and CBS Outdoor Americas Inc. will continue to be controlled by CBS. In January 2014, in connection with this transaction, the Company incurred $1.6 billion of indebtedness (“Formation Borrowings”) (See Note 14).
On March 14, 2014, the Company’s Board of Directors declared a 970,000-for-one split of the Company’s common stock effected through a stock dividend to CBS. As a result of the stock split, the 100 shares of the Company’s common stock outstanding were converted into 97,000,000 shares, par value $0.01 per share. Accordingly, all share and per share data reflect this stock split for all periods presented. Also on March 14, 2014, the Company’s Board of Directors declared a contingent dividend to CBS, payable in an aggregate amount of 3,000,000 shares of the Company’s common stock less the total number of shares of the Company’s common stock actually purchased by the underwriters in the Offering pursuant to their option to purchase an additional 3,000,000 shares. These shares of the Company’s common stock, if any, are payable to CBS at the end of a 30-day period in which the underwriters may exercise this option.
During 2013, CBS submitted a private letter ruling request with the Internal Revenue Service (“IRS”) to qualify the Company as a real estate investment trust (“REIT”). If the ruling is granted, the Company intends to elect the status of and qualify to be taxed as a REIT under the Internal Revenue Code of 1986 (the “Code”), after the Company’s separation from CBS. CBS has been advised by the IRS that the IRS has decided to study the current legal standards it uses to define “real estate” for purposes of the REIT provisions of the Code.
CBS has advised the Company that it currently intends to dispose of all of the shares of CBS Outdoor Americas Inc. common stock that it indirectly will own upon the completion of the Offering through a tax-free split-off (the “split-off”) pursuant to which CBS will offer its stockholders the option to exchange their shares of CBS common stock for shares of CBS Outdoor Americas Inc. common stock in an exchange offer. If CBS does not proceed with the split-off, it could elect to dispose of CBS Outdoor Americas Inc. common stock in a number of different types of transactions, including open market sales, sales to one or more third parties or pro rata distributions of CBS Outdoor Americas Inc. shares to CBS’s stockholders or a combination of these transactions. All of these actions are subject to customary approvals, and there are no assurances that such transactions will be completed.
Basis of Presentation—The accompanying combined consolidated financial statements are presented on a “carve-out” basis from CBS’s consolidated financial statements based on the historical results of operations, cash flows, assets and liabilities attributable to its Outdoor Americas operating segment. CBS provides the Company with certain services, such as insurance and support for technology systems, and also provides benefits to the Company’s employees, including certain postemployment benefits, medical, dental, life and disability insurance and participation in a 401(k) savings plan. Charges for these services and benefits are reflected in the combined consolidated financial statements based on the specific identification of costs, assets and liabilities. These financial statements also include allocations of centralized corporate expenses from CBS for services, such as tax, internal audit, cash management and other services. These expenses were determined based on various allocation methods, including factors such as headcount, time and effort spent on matters relating to the Company, and the number of CBS operating entities benefiting from such services. In addition, the Company’s income tax provision and related tax accounts are presented as if these amounts were calculated on a separate tax return basis. Management believes that the assumptions and estimates used in preparation of the underlying combined consolidated financial statements are reasonable. However, the combined consolidated financial statements herein do not necessarily reflect what the Company’s financial position, results of operations or cash flows would have been if the Company had been a stand-alone company during the periods presented. As a result, historical financial information is not necessarily indicative of the Company’s future results of operations, financial position or cash flows.